As filed with the Securities and Exchange Commission on September 28, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                         JULY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------

  NUMBER OF SHARES                             MARKET VALUE(+)       NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000's omitted)                                                    ($000's omitted)
COMMON STOCKS (113.1%)                                                     80,000 Mack-Cali Realty                     3,088
APARTMENTS (14.3%)                                                        935,400 Maguire Properties                  26,762
      502,800 Apartment Investment &                                                                               ---------
               Management                        21,243(E)                                                            98,159
      410,500 Archstone-Smith Trust              23,567              OFFICE - INDUSTRIAL (1.8%)
      458,800 Camden Property Trust              25,216                   272,200 Liberty Property Trust              10,210(E)
      249,900 Education Realty Trust              3,286
      171,100 Home Properties                     7,922              REGIONAL MALLS (9.0%)
                                             ----------                   111,000 CBL & Associates Properties          3,540
                                                 81,234                   452,700 Glimcher Realty Trust                9,624(E)
COMMERCIAL FINANCING (11.0%)                                              104,700 Macerich Co.                         7,659
      442,000 Capital Trust                      13,671(00)               177,600 Pennsylvania REIT                    6,916(E)
       67,300 CBRE Realty Finance                   624                   266,576 Simon Property Group                23,067(E)
      885,300 Crystal River Capital              15,395                                                            ---------
      635,200 Gramercy Capital                   15,366                                                               50,806
    1,726,500 NorthStar Realty Finance           17,420              SELF STORAGE (2.1%)
                                              ---------                   175,100 Extra Space Storage                  2,458
                                                 62,476                   119,700 Public Storage, Depositary
COMMUNITY CENTERS (13.7%)                                                          Shares                              3,080
      331,100 Ramco-Gershenson Properties                                 131,500 Sovran Self Storage                  5,668
               Trust                             10,661                    61,200 U-Store-It Trust                       876
      619,603 Regency Centers                    40,194(E)                                                         ---------
      809,400 Tanger Factory Outlet                                                                                   12,082
               Centers                           27,058(E)           TOTAL COMMON STOCKS
                                              ---------                (COST $486,115)                               641,180
                                                 77,913                                                            ---------
DIVERSIFIED (15.7%)                                                  PREFERRED STOCKS (24.1%)
      644,800 Colonial Properties Trust          22,304(E)
        6,900 Crescent Real Estate                                   APARTMENTS (3.6%)
               Equities                             156                   138,000 Apartment Investment &
      822,400 iStar Financial                    29,878(OO)                        Management, Ser. T                  3,450(OO)
      629,800 Lexington Realty Trust             11,884(E)                377,800 Mid-America Apartment
      168,500 Macquarie Infrastructure            6,704                            Communities, Ser. H                 9,469
      167,100 Vornado Realty Trust               17,885(E)                151,300 Post Properties, Ser. A              7,565
                                              ---------                                                            ---------
                                                 88,811                                                               20,484
HEALTH CARE (16.7%)                                                  COMMERCIAL FINANCING (2.4%)
      642,800 Health Care Property                                        156,000 Anthracite Capital, Ser. C           3,136
               Investors                         17,510(E)                200,000 Anthracite Capital, Ser. D           3,292
      382,400 Health Care REIT                   14,038(E)                146,500 Newcastle Investment,
       37,300 Healthcare Realty Trust               866                            Ser. D                              2,556
      563,700 Nationwide Health                                           240,000 NorthStar Realty Finance,
               Properties                        13,433                            Ser. B                              4,872
      451,700 OMEGA Healthcare Investors          5,840                                                            ---------
    1,312,900 Ventas, Inc.                       42,827                                                               13,856
                                              ---------              COMMUNITY CENTERS (1.4%)
                                                 94,514                    66,000 Developers Diversified
INDUSTRIAL (11.3%)                                                                 Realty, Ser. I                      1,644
    2,274,400 DCT Industrial Trust               22,289                    49,600 Ramco-Gershenson Properties
      628,000 EastGroup Properties               25,899                            Trust, Ser. B                       1,240
      403,400 First Industrial Realty                                      85,500 Saul Centers, Ser. A                 2,137
               Trust                             15,615(E)                115,000 Tanger Factory Outlet
                                              ---------                            Centers, Ser. C                     2,844(E)
                                                 63,803                                                            ---------
LODGING (0.2%)                                                                                                         7,865
      114,700 Ashford Hospitality Trust           1,172(E)           DIVERSIFIED (5.2%)
                                                                          398,600 Crescent Real Estate
OFFICE (17.3%)                                                                     Equities, Ser. B                   10,125
    3,317,000 American Financial Realty                                   200,000 iStar Financial, Ser. E              4,868
               Trust                             29,090
      461,379 Brandywine Realty Trust            11,129(E)
      408,600 Highwoods Properties               13,292(E)
      341,000 HRPT Properties Trust               3,188
      180,200 Kilroy Realty                      11,610

See Notes to Schedule of Investments

                                                                                                       JULY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE+           NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000's omitted)                                                    ($000's omitted)
    580,000 Lexington Corp. Properties                                128,616,201 Neuberger Berman Securities
             Trust, Ser. B                       14,233(E)                         Lending Quality Fund, LLC         128,616(++)
                                               --------                                                            ---------
                                                 29,226              TOTAL SHORT-TERM INVESTMENTS
HEALTH CARE (3.3%)                                                   (COST $144,716)                                 144,716(#)
      685,000 Health Care REIT, Ser. D           17,061                                                            ---------
       59,000 LTC Properties, Ser. F              1,462
        1,000 Nationwide Health                                      TOTAL INVESTMENTS (162.7%)
               Properties                            99(E)           (COST $773,883)                                 922,465(##)
                                               --------              Liabilities, less cash, receivables
                                                 18,622               and other assets [(22.5%)]                    (127,715)(@@)
LODGING (3.5%)                                                       Liquidation Value of Auction
      130,200 Eagle Hospitality                                       Preferred Shares [(40.2%)]                    (228,000)
               Properties Trust, Ser. A           2,474                                                            ---------
       81,900 Hersha Hospitality Trust,
               Ser. A                             2,044              TOTAL NET ASSETS APPLICABLE TO COMMON
       81,700 Hospitality Properties                                 SHAREHOLDERS (100.0%)                        $  566,750
               Trust, Ser. B                      2,060(E)                                                          ---------
       32,000 Host Hotels & Resorts, Ser. E         823
      123,000 LaSalle Hotel Properties,
               Ser. E                             3,036
       40,000 Strategic Hotels & Resorts,
               Ser. A                             1,017(n)
      119,000 Strategic Hotels & Resorts,
               Ser. B                             2,999
      208,400 Strategic Hotels & Resorts,
               Ser. C                             5,151
                                               --------
                                                 19,604
MANUFACTURED HOMES (0.3%)
       80,000 American Land Lease, Ser. A         1,984

OFFICE (2.6%)
       50,000 HRPT Properties Trust, Ser. B       1,245
      480,000 Parkway Properties, Ser. D         12,144(E)
       53,200 SL Green Realty, Ser. D             1,330
                                               --------
                                                 14,719
  OFFICE - INDUSTRIAL (0.6%)
       70,000 Digital Realty Trust, Ser. A        1,788
       61,400 Digital Realty Trust, Ser.          1,533(E)
                                               --------
                                                  3,321
  REGIONAL MALLS (1.2%)
       48,000 Glimcher Realty Trust, Ser. F       1,191
      108,500 Glimcher Realty Trust, Ser. G       2,658
       72,900 Taubman Centers, Ser. G             1,804
       50,000 Taubman Centers, Ser. H             1,235
                                               --------
                                                  6,888
  TOTAL PREFERRED STOCKS
  (COST $143,052)                               136,569
                                               --------
  SHORT-TERM INVESTMENTS (25.5%)
   16,099,539 Neuberger Berman Prime
               Money Fund Trust Class            16,100(@)

See Notes to Schedule of Investments

                                                       JULY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At July 31, 2007, the cost of investments for U.S. federal income tax purposes was $773,883,000. Gross unrealized appreciation of investments was $189,780,000 and gross unrealized depreciation of investments was $41,198,000, resulting in net unrealized appreciation of $148,582,000, based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to $1,017,000 or 0.2% of net assets applicable to common shareholders.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

(@@) At July 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                              RATE TYPE
                                                     ------------------------------

                                                      FIXED-RATE     VARIABLE-RATE       ACCRUED         UNREALIZED          TOTAL
                                                        PAYMENTS          PAYMENTS  NET INTEREST
SWAP                 NOTIONAL     TERMINATION DATE       MADE BY   RECEIVED BY THE    RECEIVABLE       APPRECIATION
COUNTER PARTY          AMOUNT                           THE FUND              FUND     (PAYABLE)     (DEPRECIATION)     FAIR VALUE
Citibank, N.A.   $75,000,000            July 2, 2012      5.44%          5.32%(1)    $(7,500)           $(916,791)     $(924,291)
Citibank, N.A.    82,000,000           June 26, 2008      2.58%          5.32%(2)     37,447             1,868,286      1,905,733
                                                                                    --------             ---------      ---------
                                                                                     $29,947              $951,495       $981,442

(1)  30 day LIBOR (London Interbank Offered Rate) at June 28, 2007.

(2)  30 day LIBOR (London Interbank Offered Rate) at July 24, 2007.



















For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.


By: /s/ Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ----------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007


By: /s/ John M. McGovern
    ----------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2007